Trade and Other Payables - Summary of Trade and Other Payables (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade and other payables [abstract]
Trade accounts payable	CAD 367.1	CAD 363.9
Employee and payroll liabilities	248.8	270.7
Accrued liabilities	88.7	83.5
Trade and other payables	CAD 704.6	CAD 718.1